ACQUISITIONS (Jiuyou Assets Related to Accommodation Reservation Business) (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2015	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)	Feb. 28, 2014	Dec. 31, 2013 CNY (¥)	May. 31, 2012	Dec. 31, 2010
Business Acquisition [Line Items]
Impairment charge			¥ 35,085,293
Goodwill		$ 28,442,066	¥ 181,322,013	¥ 184,242,013		¥ 96,255,546
Royalty rate		0.12%
Discount rate		16.50%
Terminal growth rate		4.00%
Minimum [Member]
Business Acquisition [Line Items]
Useful lives		3 years	3 years
Maximum [Member]
Business Acquisition [Line Items]
Useful lives		5 years	5 years
Jiuyou [Member]
Business Acquisition [Line Items]
Ownership interest from selling shareholders, percentage					12.20%		1.80%	20.00%
Impairment charge			¥ 31,672,147
Term of agreement to provide outsourced services	3 years
Intangible assets with definite lives				2,080,000
Goodwill				2,920,000
Total purchase consideration				5,000,000
Jiuyou [Member] | Trade name [Member]
Business Acquisition [Line Items]
Intangible assets with definite lives				1,570,000
Useful lives		5 years
Royalty rate		1.50%
Tax rate		25.00%
Discount rate		19.00%
Jiuyou [Member] | Customer list [Member]
Business Acquisition [Line Items]
Intangible assets with definite lives				¥ 510,000
Useful lives		5 years
Discount rate		19.00%
Terminal growth rate		3.00%
Jiuyou [Member] | Customer list [Member] | Minimum [Member]
Business Acquisition [Line Items]
Annual revenue growth rate		(5.00%)
Jiuyou [Member] | Customer list [Member] | Maximum [Member]
Business Acquisition [Line Items]
Annual revenue growth rate		5.00%